Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

January 31, 2021

FDE-QTLY-0321
1.813012.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.2%
Entertainment - 4.0%
Activision Blizzard, Inc.	126,874	$11,546
Electronic Arts, Inc.	50,555	7,239
Live Nation Entertainment, Inc. (a)	32,200	2,140
Netflix, Inc. (a)	38,900	20,710
Spotify Technology SA (a)	9,300	2,930
The Walt Disney Co.	158,365	26,632
		71,197
Interactive Media & Services - 7.2%
Alphabet, Inc.:
Class A (a)	28,088	51,327
Class C (a)	12,866	23,619
Facebook, Inc. Class A (a)	178,928	46,222
InterActiveCorp (a)	8,500	1,785
Match Group, Inc. (a)	36,446	5,097
		128,050

TOTAL COMMUNICATION SERVICES		199,247

CONSUMER DISCRETIONARY - 14.7%
Distributors - 0.2%
Pool Corp.	7,800	2,763
Diversified Consumer Services - 0.3%
Service Corp. International	91,900	4,635
Terminix Global Holdings, Inc. (a)	17,700	844
		5,479
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	18,500	6,859
Hilton Worldwide Holdings, Inc.	115,166	11,677
Marriott International, Inc. Class A	21,800	2,536
Planet Fitness, Inc. (a)	99,000	7,128
Starbucks Corp.	120,300	11,646
		39,846
Household Durables - 1.2%
Lennar Corp. Class A	102,600	8,531
NVR, Inc. (a)	2,955	13,139
		21,670
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	28,458	91,242
The Booking Holdings, Inc. (a)	6,911	13,437
		104,679
Multiline Retail - 0.5%
Dollar General Corp.	49,000	9,536
Specialty Retail - 3.0%
Best Buy Co., Inc.	70,184	7,637
Floor & Decor Holdings, Inc. Class A (a)	94,052	8,659
L Brands, Inc.	46,700	1,903
Ross Stores, Inc.	45,400	5,053
The Home Depot, Inc.	87,111	23,591
TJX Companies, Inc.	107,900	6,910
		53,753
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	9,200	3,024
NIKE, Inc. Class B	154,910	20,694
		23,718

TOTAL CONSUMER DISCRETIONARY		261,444

CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Monster Beverage Corp. (a)	79,100	6,868
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	44,900	15,824
Food Products - 0.6%
Lamb Weston Holdings, Inc.	43,100	3,220
Mondelez International, Inc.	129,800	7,196
		10,416
Household Products - 0.1%
Procter & Gamble Co.	10,100	1,295
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	64,214	15,196

TOTAL CONSUMER STAPLES		49,599

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Devon Energy Corp.	92,600	1,524
FINANCIALS - 7.3%
Banks - 4.2%
Bank of America Corp.	857,905	25,437
Comerica, Inc.	23,400	1,338
JPMorgan Chase & Co.	275,859	35,495
M&T Bank Corp.	97,563	12,924
		75,194
Capital Markets - 2.8%
CME Group, Inc.	39,853	7,243
Moody's Corp.	60,670	16,154
MSCI, Inc.	41,991	16,599
S&P Global, Inc.	29,600	9,383
		49,379
Insurance - 0.3%
Aon PLC	27,500	5,585

TOTAL FINANCIALS		130,158

HEALTH CARE - 16.8%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	16,500	8,313
Vertex Pharmaceuticals, Inc. (a)	39,000	8,934
		17,247
Health Care Equipment & Supplies - 8.0%
Becton, Dickinson & Co.	38,741	10,142
Boston Scientific Corp. (a)	220,039	7,798
Danaher Corp.	116,076	27,608
DexCom, Inc. (a)	30,102	11,284
Edwards Lifesciences Corp. (a)	128,390	10,602
Hologic, Inc. (a)	136,300	10,867
IDEXX Laboratories, Inc. (a)	23,932	11,456
Intuitive Surgical, Inc. (a)	18,976	14,187
Masimo Corp. (a)	35,521	9,091
ResMed, Inc.	26,000	5,241
Stryker Corp.	71,552	15,814
West Pharmaceutical Services, Inc.	29,400	8,805
		142,895
Health Care Providers & Services - 3.6%
Anthem, Inc.	37,062	11,007
Cigna Corp.	70,318	15,263
UnitedHealth Group, Inc.	111,173	37,085
		63,355
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	33,833	9,353
Life Sciences Tools & Services - 2.6%
Avantor, Inc. (a)	204,100	6,019
Bio-Rad Laboratories, Inc. Class A (a)	12,700	7,287
Bruker Corp.	89,000	5,152
Mettler-Toledo International, Inc. (a)	6,100	7,125
Thermo Fisher Scientific, Inc.	40,687	20,738
		46,321
Pharmaceuticals - 1.1%
Horizon Therapeutics PLC (a)	121,376	8,797
Zoetis, Inc. Class A	74,316	11,463
		20,260

TOTAL HEALTH CARE		299,431

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	90,347	9,605
L3Harris Technologies, Inc.	44,600	7,649
Lockheed Martin Corp.	27,737	8,926
Northrop Grumman Corp.	22,700	6,506
Teledyne Technologies, Inc. (a)	19,897	7,103
		39,789
Building Products - 0.6%
A.O. Smith Corp.	38,500	2,091
Fortune Brands Home & Security, Inc.	104,900	9,048
		11,139
Commercial Services & Supplies - 1.4%
Cintas Corp.	44,483	14,151
Copart, Inc. (a)	90,188	9,898
		24,049
Electrical Equipment - 1.6%
AMETEK, Inc.	105,438	11,942
Generac Holdings, Inc. (a)	64,206	15,822
		27,764
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	28,075	11,031
Machinery - 2.2%
Dover Corp.	77,810	9,064
Fortive Corp.	130,300	8,610
IDEX Corp.	46,600	8,676
ITT, Inc.	163,639	12,225
		38,575
Professional Services - 0.7%
CoStar Group, Inc. (a)	4,100	3,689
IHS Markit Ltd.	92,900	8,090
TriNet Group, Inc. (a)	11,300	837
		12,616
Road & Rail - 1.2%
Norfolk Southern Corp.	39,603	9,371
Old Dominion Freight Lines, Inc.	19,550	3,793
Uber Technologies, Inc. (a)	158,913	8,093
		21,257

TOTAL INDUSTRIALS		186,220

INFORMATION TECHNOLOGY - 33.0%
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	83,301	10,403
CDW Corp.	36,200	4,766
Keysight Technologies, Inc. (a)	42,700	6,046
Zebra Technologies Corp. Class A (a)	30,424	11,799
		33,014
IT Services - 9.1%
Accenture PLC Class A	81,693	19,763
Black Knight, Inc. (a)	34,900	2,851
CACI International, Inc. Class A (a)	30,800	7,430
EPAM Systems, Inc. (a)	17,600	6,062
FleetCor Technologies, Inc. (a)	35,728	8,673
Global Payments, Inc.	61,572	10,869
Jack Henry & Associates, Inc.	17,200	2,490
MasterCard, Inc. Class A	89,262	28,233
PayPal Holdings, Inc. (a)	99,283	23,263
Square, Inc. (a)	55,964	12,086
VeriSign, Inc. (a)	26,900	5,220
Visa, Inc. Class A	185,988	35,942
		162,882
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	31,000	2,655
Lam Research Corp.	37,115	17,962
NVIDIA Corp.	58,250	30,266
Universal Display Corp.	24,500	5,655
		56,538
Software - 14.7%
Adobe, Inc. (a)	47,722	21,893
Alarm.com Holdings, Inc. (a)	10,600	985
ANSYS, Inc. (a)	19,800	7,017
Aspen Technology, Inc. (a)	11,200	1,500
Atlassian Corp. PLC (a)	13,400	3,097
Autodesk, Inc. (a)	33,600	9,322
Cadence Design Systems, Inc. (a)	61,500	8,019
Ceridian HCM Holding, Inc. (a)	66,000	6,132
Coupa Software, Inc. (a)	6,600	2,045
Datadog, Inc. Class A (a)	7,700	791
Dynatrace, Inc. (a)	80,500	3,342
Fair Isaac Corp. (a)	17,943	8,076
Fortinet, Inc. (a)	50,600	7,324
HubSpot, Inc. (a)	8,200	3,052
Intuit, Inc.	46,245	16,705
Manhattan Associates, Inc. (a)	7,700	872
Microsoft Corp.	522,195	121,131
Paycom Software, Inc. (a)	14,400	5,468
Salesforce.com, Inc. (a)	88,261	19,908
ServiceNow, Inc. (a)	19,000	10,320
Synopsys, Inc. (a)	18,800	4,802
		261,801
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	561,468	74,091

TOTAL INFORMATION TECHNOLOGY		588,326

MATERIALS - 1.0%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	28,900	7,709
Sherwin-Williams Co.	15,000	10,377
		18,086
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	49,000	11,141
Equity Lifestyle Properties, Inc.	47,300	2,878
SBA Communications Corp. Class A	18,200	4,890
		18,909
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	124,800	7,610

TOTAL REAL ESTATE		26,519

UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	158,400	12,810
NRG Energy, Inc.	47,081	1,950
		14,760
TOTAL COMMON STOCKS
(Cost $1,139,396)		1,775,314

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.09% (b)	7,176,893	7,178
TOTAL MONEY MARKET FUNDS
(Cost $7,178)		7,178
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,146,574)		1,782,492
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,150)
NET ASSETS - 100%		$1,781,342

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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